Prospectus Supplement	July 10, 2015

Putnam Absolute Return 500 Fund
Prospectus dated February 28, 2015

Putnam Absolute Return 700 Fund
Prospectus dated February 28, 2015

Putnam Dynamic Asset Allocation Balanced Fund
Prospectus dated January 30, 2015

Putnam Dynamic Asset Allocation Conservative Fund
Prospectus dated January 30, 2015

Putnam Dynamic Asset Allocation Growth Fund
Prospectus dated January 30, 2015

Putnam Dynamic Risk Allocation Fund
Prospectus dated September 30, 2014

Putnam Retirement Income Fund Lifestyle 2
Prospectus dated December 30, 2014

Putnam RetirementReady® Funds
Prospectus dated November 30, 2014

The sub-section Your fund’s management in the section Fund summary or Fund summaries and the sub-section The fund’s investment manager in the section Who oversees and manages the fund? or Who oversees and manages the funds? are supplemented to reflect that each fund’s portfolio managers are now James Fetch, Robert Kea, Robert Schoen and Jason Vaillancourt.

Additional information regarding the portfolio managers, including their business experience during the last five years, is set forth in the prospectus.

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in each fund.

295842 7/15